Valuation and Qualifying Accounts (Detail) (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 18,196	$ 17,810	$ 19,725
Additions Charged to Costs and Expenses	3,981	5,208	3,231
Deductions	(5,075)	(4,822)	(5,146)
Balance at End of Period	$ 17,102	$ 18,196	$ 17,810